Debt Instruments Issued and Other Financial Liabilities - Summary of Senior Bonds Issued (Detail) - Senior bond [member] - CLP ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Hungary, Forint
Disclosure of detailed information about borrowings [line items]
Amount	$ 31,500,000	$ 23,500,000
Hungary, Forint | BITACT0418 One [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,500,000	$ 2,000,000
Term	8 years 2 months	5 years 11 months
Issuance rate	2.00% annual	2.00% annual
Hungary, Forint | BITACT0418 Two [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 2,000,000
Term		5 years 11 months
Issuance rate		2.00% annual
Hungary, Forint | BITACU0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,000,000
Term	6 years 1 month
Issuance rate	2.00% annual
Hungary, Forint | BITADL0321 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 3,000,000
Term	9 years 9 months
Issuance rate	1.00% annual
Hungary, Forint | BITADK0821 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 3,000,000
Term	9 years 2 months
Issuance rate	1.00% annual
Hungary, Forint | BITADJ0321 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 3,000,000
Term	8 years 9 months
Issuance rate	1.00% annual
Hungary, Forint | BITADI0521 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 3,000,000
Term	7 years 10 months
Issuance rate	1.00% annual
Hungary, Forint | BITADH0321 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 3,000,000
Term	7 years 5 months
Issuance rate	1.00% annual
Hungary, Forint | BITADO0622 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 5,000,000
Term	11 years
Issuance rate	2.20% annual
Hungary, Forint | BITADN0322 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 3,000,000
Term	9 years 9 months
Issuance rate	2.20% annual
Hungary, Forint | BITADP0222 One [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,000,000
Term	11 years 7 months
Issuance rate	2.20% annual
Hungary, Forint | BITADP0222 Two [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,000,000
Term	11 years 7 months
Issuance rate	2.20% annual
Hungary, Forint | BITACU0418 One [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 5,500,000
Term		8 years 11 months
Issuance rate		2.00% annual
Hungary, Forint | BITACV0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 3,000,000	$ 3,000,000
Term	8 years 2 months	7 years 11 months
Issuance rate	2.00% annual	2.00% annual
Hungary, Forint | BITACW0418 [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 2,000,000
Term		9 years 1 month
Issuance rate		2.00% annual
Hungary, Forint | BITADB0919 One [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 1,000,000
Term		6 years 1 month
Issuance rate		0.75% annual
Hungary, Forint | BITADB0919 Two [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 2,000,000
Term		6 years
Issuance rate		0.75% annual
Hungary, Forint | BITADB0919 Three [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 1,000,000
Term		5 years 6 months
Issuance rate		0.75% annual
Hungary, Forint | BITADB0919 Four [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 1,000,000
Term		5 years 6 months
Issuance rate		0.75% annual
Hungary, Forint | BITADD0919 One [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 1,000,000
Term		8 years 2 months
Issuance rate		0.75% annual
Hungary, Forint | BITADD0919 Two [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 1,000,000
Term		8 years 2 months
Issuance rate		0.75% annual
Hungary, Forint | BITADD0919 Three [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 500,000
Term		7 years 11 months
Issuance rate		0.75% annual
Hungary, Forint | BITADD0919 Four [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 1,500,000
Term		7 years 10 months
Issuance rate		0.75% annual
CLP [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 60,000,000,000
CLP [member] | BITACN0419 [Member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 60,000,000,000
Term		4 years 5 months
Issuance rate		2.50% annual